1454220

FORM D

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Alpha Insurance Analysts Limited - *See* Footnote 1

Filing Under (Check box(es) that apply:) ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

SEC Mail Processing Section
JAN 14 2009
Washington, DC
111

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Alpha Insurance Analysts Limited

Address of Executive Offices (Number and Street, City, State Zip Code) Telephone Number (including Area Code)
150 Minories, London, EC3N 1LS **020 7264 2133**

Address of Principal Business Operations (Number and Street, City, State and Zip Code) Telephone [redacted]
(if different from Executive Offices)

PROCESSED
JAN 2? 2009
THOMSON REUTERS

09001587

Brief Description of Business
Provides services to members of Lloyd's relative to their underwriting of insurance risks at Lloyd's.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed Limited Company

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	0 3	9 4	☑ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:CN for Canada; FN for other foreign jurisdiction) F N

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

* Each promoter of the issuer, if the issuer has been organized within the past five years;
* Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
* Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
* Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sparrow, Andrew James

Business or Residence Address (Number and Street, City, State, Zip Code)
Alpha Insurance Analysts Limited, 150 Minories, London, EC3N 1LS

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Harbord-Hamond, Emma Louise

Business or Residence Address (Number and Street, City, State, Zip Code)
Alpha Insurance Analysts Limited, 150 Minories, London, EC3N 1LS

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Bleackley, Chandon

Business or Residence Address (Number and Street, City, State, Zip Code)
Alpha Insurance Analysts Limited, 150 Minories, London, EC3N 1LS

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Apple, Emily Louise

Business or Residence Address (Number and Street, City, State, Zip Code)
Alpha Insurance Analysts Limited, 150 Minories, London, EC3N 1LS

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Richards, William Samuel Clive

Business or Residence Address (Number and Street, City, State, Zip Code)
Alpha Insurance Analysts Limited, 150 Minories, London, EC3N 1LS

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Lovelll, Alan Charles

Business or Residence Address (Number and Street, City, State, Zip Code)
Alpha Insurance Analysts Limited, 150 Minories, London, EC3N 1LS

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Meacock, Michael John

Business or Residence Address (Number and Street, City, State, Zip Code)
Alpha Insurance Analysts Limited, 150 Minories, London, EC3N 1LS

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes ☐ No ☑

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .. **See Footnote B.2** $ **N/A**

3. Does the offering permit joint ownership of a single unit? .... Yes ☐ No ☑

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

N/A

Name of Associated Broker or Dealer

N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) **[Check States in which Names are resident - do not check AK, AR, GA, NB, ND, NV, OH, SD, VA, WV, WY without discussion with Lloyd's Legal Dept.]** ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

N/A

Name of Associated Broker or Dealer

N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

N/A

Name of Associated Broker or Dealer

N/A

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity	$ -0-	$ -0-
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify) **See Footnote C-1**	$ -0-	$ -0-
Total	$ -0-	$ -0-

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors **See Footnote C-2**	0/10	$ N/A
Non-accredited Investors	-0-	$ N/A
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4.a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ -0-
Printing and Engraving Costs	☐	$ -0-
Legal Fees	☐	$ -0-
Accounting Fees	☐	$ -0-
Engineering Fees	☐	$ -0-
Sales Commissions (specify finders' fees separately)	☐	$ -0-
Other Expenses (identify) ____________	☐	$ See Fn. C-4(a)
Total	☐	$ Incidental

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROOCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ N/A

See Footnote C-4(b)

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

See Footnote C-5

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and Fees	☐	$ -0-	☐	$ -0-
Purchase of real estate	☐	$ -0-	☐	$ -0-
Purchase, rental or leasing and installation of machinery and equipment	☐	$ -0-	☐	$ -0-
Construction or leasing of plant buildings and facilities	☐	$ -0-	☐	$ -0-
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$ -0-	☐	$ -0-
Repayment of indebtedness	☐	$ -0-	☐	$ -0-
Working capital	☐	$ -0-	☑	$ See Fn. C-5
Other (specify): **Compensation to Members' Agent and Managing Agents — See Footnote C-5**	☑	$ See Fn. C-5	☐	$ See Fn. C-5
Column Totals	☑	$ See Fn. C-5	☑	$ See Fn. C-5

Total Payments Listed (column totals added) ☑ $ See Fn. C-5

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Alpha Insurance Analysts Limited	A. J. Sparrow	12th January 2009
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Andrew James Sparrow	Director	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001).

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☐

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law, **to the extent required by Section 18 of the Securities Act of 1933.**

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees **to the extent required by Section 18 of the Securities Act of 1933**.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that **an** issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Alpha Insurance Analysts Limited		**12th January 2009**
Name (Print or Type)	Title (Print or Type)	
Andrew James Sparrow	**Director**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

[In column 2, mark "no" column; in column 3, insert *See* Form D Fn. 1 in all states in which have Names, and mark N/A in other states; in column 4, show number of newly initiated relationships with Names resident in state and total number of Names resident in state in accredited investor column, using format __/__, and put N/A in other columns; in column 5 leave blank (based on note at top of column).

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of Investor and amount purchased in State (Part C-Item 2) *See* Form D Footnote C-2				NOT APPLICABLE (NOT RELYING ON ULOE) Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		✓	N/A		N/A	N/A	N/A		
AK		✓	N/A		N/A	N/A	N/A		
AZ		✓	N/A		N/A	N/A	N/A		
AR		✓	N/A		N/A	N/A	N/A		
CA		✓	See Form D, footnote 1	0/1	N/A	N/A	N/A		
CO		✓	N/A		N/A	N/A	N/A		
CT		✓	N/A		N/A	N/A	N/A		
DE		✓	N/A		N/A	N/A	N/A		
DC		✓	N/A		N/A	N/A	N/A		
FL		✓	N/A		N/A	N/A	N/A		
GA		✓	N/A		N/A	N/A	N/A		
HI		✓	N/A		N/A	N/A	N/A		
ID		✓	See Form D, footnote 1	0/1	N/A	N/A	N/A		
IL		✓	N/A		N/A	N/A	N/A		
IN		✓	N/A		N/A	N/A	N/A		
IA		✓	N/A		N/A	N/A	N/A		
KS		✓	N/A		N/A	N/A	N/A		
KY		✓	N/A		N/A	N/A	N/A		
LA		✓	See Form D, footnote 1	0/2	N/A	N/A	N/A		
ME		✓	N/A		N/A	N/A	N/A		
MD		✓	N/A		N/A	N/A	N/A		
MA		✓	See Form D, footnote 1	0/1	N/A	N/A	N/A		
MI		✓	N/A	0/1	N/A	N/A	N/A		

MN		✓	N/A		N/A	N/A	N/A		
MS		✓	N/A		N/A	N/A	N/A		
MO		✓	N/A		N/A	N/A	N/A		
MT		✓	N/A		N/A	N/A	N/A		
NE		✓	N/A		N/A	N/A	N/A		
NV		✓	See Form D, footnote 1	0/1	N/A	N/A	N/A		
NH		✓	N/A		N/A	N/A	N/A		
NJ		✓	See Form D, footnote 1	0/1	N/A	N/A	N/A		
NM		✓	N/A		N/A	N/A	N/A		
NY		✓	N/A		N/A	N/A	N/A		
NC		✓	N/A		N/A	N/A	N/A		
ND		✓	N/A		N/A	N/A	N/A		
OH		✓	N/A		N/A	N/A	N/A		
OK		✓	N/A		N/A	N/A	N/A		
OR		✓	N/A		N/A	N/A	N/A		
PA		✓	See Form D, footnote 1	0/1	N/A	N/A	N/A		
RI		✓	N/A		N/A	N/A	N/A		
SC		✓	N/A		N/A	N/A	N/A		
SD		✓	N/A		N/A	N/A	N/A		
TN		✓	N/A		N/A	N/A	N/A		
TX		✓	See Form D, footnote 1	0/1	N/A	N/A	N/A		
UT		✓	N/A		N/A	N/A	N/A		
VT		✓	N/A		N/A	N/A	N/A		
VA		✓	N/A		N/A	N/A	N/A		
WA		✓	N/A		N/A	N/A	N/A		
WV		✓	N/A		N/A	N/A	N/A		
WI		✓	N/A		N/A	N/A	N/A		
WY		✓	N/A		N/A	N/A	N/A		
PR		✓	N/A		N/A	N/A	N/A		

12th January 2009

Footnotes

Footnote 1

Pursuant to an agency agreement ("Members' Agent Agreement"), Alpha Insurance Analysts Limited (the "Members' Agent") represents individual members of Lloyd's and (for those insuring on a limited liability basis) their limited liability vehicles ("Names"), and advises them and manages their affairs with respect to their insurance underwriting business at Lloyd's. The Members' Agent helps each Name to secure the right to participate in insurance underwriting syndicates in the Lloyd's market (through acquisitions by auction of the right to participate, or otherwise), and enters into agency agreements on the Name's behalf with insurance underwriting agents at Lloyd's (the "Managing Agents") who manage the Name's participation on insurance underwriting syndicates at Lloyd's. In the view of Lloyd's, as regulator of the Lloyd's Market, and the filing Members' Agent, such activities and arrangements relate to the direct underwriting of insurance in the Lloyd's Market, and neither their initiation nor their continuation on an ongoing basis involve the offer, sale or issuance of a security. The Members' Agent, on behalf of itself, Lloyd's and other participants in the Lloyd's Market, expressly reserves their right to maintain this position notwithstanding the making of this filing or the use of the words "issuer," "security" and like terms in this filing. However, these activities are reported on this Form D solely for purposes of asserting that, in any case, these activities are exempt from registration under Regulation D.

For administrative convenience and to facilitate a wider spread of insurance risk, some Names' for whom the Members' Agent acts are grouped together in a members' agent pooling arrangement in which all participating members underwrite in the same insurance syndicates with shared premium limits which they agree. Each Name is individually identified on syndicate lists and underwrites directly, with full unlimited liability. While accounting and certain other administrative tasks are handled in the first instance on a group basis, the interests of the participating Names are accounted for individually and no legal entity is created.

Footnote B-2

Since each individual Name in the Lloyd's insurance market who insures on an unlimited liability basis pledges his or her entire personal wealth to satisfy claims on policies he or she underwrites, this amount cannot be determined for such Names. In the case of a Name who underwrites through a limited liability vehicle, only the limited liability vehicle is liable for the insurance business so underwritten. However, in order to underwrite, the Name, or in the case of a Name who underwrites through a limited liability vehicle, the limited liability vehicle, must place monies in the form of cash, letters of credit, or other assets as security for such Name's, or such limited liability vehicle's, underwriting.

The amount of these monies is determined by Lloyd's in accordance with Lloyd's capital requirements and varies from member to member. However, members are subject to a minimum capital requirement of 40% of the Name's, or the limited liability vehicle's, overall premium limit. In cases where 85% or more of the Name's or the limited liability vehicle's overall premium limit is allocated to syndicates underwriting EU motor business, this minimum requirement is reduced to 25% of the overall premium limit. The "overall premium

limit" is the limit prescribed on the amount of insurance business which is to be underwritten on behalf of the Name or limited liability vehicle, such limit being expressed as the maximum permissible amount of the premium income allocable to any year of account.

The Name's deposit, taken together with the Name's qualifying net worth, is determinative of the amount of insurance business he may undertake. Under certain circumstances a Name's losses in excess of a certain amount may be covered by an excess stop loss insurance plan or by other insurance but any such insurance does not release the Name from liability.

Footnote C-1

As indicated in Footnote 1 above, the Members' Agent does not consider the relationships described in footnote 1 to constitute any kind of security, including, without limitation, an investment contract. Because of the nature of participation in the Lloyd's market unlimited liability of some Names as described in Footnote B-2, an aggregate offering price is not calculable.

Footnote C-2

The Number of Investors shown to the left of the slash-mark is the number of Names who, insofar as the Members' Agent is aware, are U.S. Persons (as defined in Regulation S) and have initiated relationships with the filing Members' Agent in respect of the year of account recently commenced. The Number of Investors shown to the right of the slash-mark is the total number of the U.S. Names represented by the filing Members' Agent (including both newly-initiated relationships and relationships that were initiated in prior years of account). The inclusion of this additional information with respect to continuing relationships is without prejudice to the Members' Agent position that, even if a security were involved here, the continuation of a relationship with the Members' Agent from year to year does not constitute the offer, sale or issuance of a security.

Footnote C-4 (a)

Fees incurred by the Members' Agent in connection with the execution of the Members' Agent's Agreement are minor and in any case do not exceed $5,000.

Footnote C-4 (b)

See Footnote B-2. Although each Name must deposit funds with the Lloyd's market, such funds serve only to satisfy liabilities of the Name under certain conditions. Accordingly, there are no proceeds in the usual sense. Moreover, since each individual Name pledges the Name's entire net worth, the "aggregate" amount cannot be calculated.

Footnote C-5

Any deposit furnished by the Name in connection with his business of insurance underwriting at Lloyd's is placed on deposit and, together with revenues generated by insurance underwriting business and the Name's aggregate net worth, is available to meet the expenses of the insurance underwriting business, including insurance claims.

Fees paid by the Name to the Members' Agent for the services rendered by the Members' Agent are as follows:

(a) Annual Fee

For bespoke members, a fee of £2,500 plus 0.50% of the member's overall premium limit ("OPL") allocated by the agent subject to a minimum fee of £5,000 and a maximum fee of £20,000.

Aligned and large spread corporate members will be subject to the same fee (with no maximum) but will have a negotiable fee if OPL is greater than £10 million.

(b) Profit Commission

For all syndicates: Nil.

(c) Co-ordinating Agent's Fee

0.30% of the member's aggregate premium limit allocated by agents other than the Agent for the relevant year.

(d) Family Members and Common Ownership

Family groups may be able to receive a discount from the aggregate fees if they appoint a single spokesperson for the group. This discount will be equivalent to 20% off the aggregates fees across all members within the group. The maximum fee does not apply across a family group. A discounted family group fee can not be used in conjunction with a discount for a working members.

(e) Working Members

Members currently in full time employment in the Lloyd's market will be offered a discount equivalent to 10% of their annual fee.

(f) Winding-up Fee

An amount equivalent to the highest annual fee payable to the Agent in respect of the last three years of account, payable at the commencement of the winding-up.

(g) Auction Transaction Fees

No auction transaction fees will by charged by the Agent.

(h) Syndicate Transaction Fees

A syndicate transaction fee of 1% will be charged per transaction (which includes a syndicate cash or share offer).

Fees are also paid by the Name to the Managing Agents for insurance underwriting services. These are determined on a similar basis as the fees paid to Members' Agents but vary (in amount and method of calculation) from Managing Agent to Managing Agent.

END